Earnings per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Reconciliation between basic and diluted earnings per share:
Net income	$ 5,118	$ 4,899	[1]	$ 3,545	[2]
Weighted-average basic shares outstanding (in shares)	686.4	708.5		711.3
Dilutive effect of stock-based compensation (in shares)	1.9	1.8		1.7
Weighted-average diluted shares outstanding (in shares)	688.3	710.3		713.0
Basic earnings per share (in dollars per share)	$ 7.46	$ 6.91	[1]	$ 4.98	[1]
Diluted earnings per share (in dollars per share)	$ 7.44	$ 6.90	[1]	$ 4.97	[1]
Stock Options [Member]
Units excluded from the calculation as their inclusion would not have a dilutive effect
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.6	0.5		0.7
Performance Share Units [Member]
Units excluded from the calculation as their inclusion would not have a dilutive effect
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.2	0.1		0.3

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.